Investments in equity investees - ZTO LTL, Feng Wang and CRRC (Details) ¥ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended
	Aug. 22, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) item	Aug. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 31, 2018	May 31, 2018 CNY (¥)
Investments in equity investees
Cash consideration				¥ 130,150				$ 271,298	¥ 1,865,309	¥ 89,055	¥ 315,426
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Investments in equity investees
Cash consideration	¥ 54,000		$ 19,000	¥ 130,150		¥ 36,000
Equity interest in equity method investment (as a percent)	18.00%		17.70%	17.70%		18.00%
Feng Wang Investment Co., Ltd. ("Feng Wang")
Investments in equity investees
Cash consideration | ¥							¥ 50,000
Equity interest in equity method investment (as a percent)							25.00%				20.00%
Number of top express delivery companies in agreement | item							3
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC")
Investments in equity investees
Cash consideration | ¥					¥ 30,000
Equity interest in equity method investment (as a percent)					15.00%					15.00%
Number of top express delivery companies in agreement | item					2
Number of board seat allocated for equity method investment | item					1
Number of board seat available in equity method investee | item					7
Zhejiang Yizhan Network Technology Co., Ltd. ("Cainiao Post")
Investments in equity investees
Capital contribution in cash | ¥													¥ 1,075,000
Equity interest in equity investments without readily determinable fair values (as a percent)													15.00%
Zhijiang New Industries Limited ("ZJ New Industries")
Investments in equity investees
Equity interest in equity investments without readily determinable fair values (as a percent)												2.00%
Payments to acquire equity interest | ¥		¥ 500,000